As filed with the Securities and Exchange Commission on April 14, 2006

                                           1933 Act Registration No. 333 - 70754
                                           1940 Act Registration No. 811 - 10509

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   [ X ]

                        Pre-Effective Amendment No.    [ ]
                                                   ----

                     Post-Effective Amendment No. 13 [X]

                                      and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           [ X ]

                             Amendment No. 14     [X]

                        (Check appropriate box or boxes)

                             AXA PREMIER VIP TRUST
               (Exact name of registrant as specified in charter)
                          1290 Avenue of the Americas
                            New York, New York 10104
                    (Address of principal executive offices)

       Registrant's telephone number, including area code: (212) 554-1234

                              PATRICIA LOUIE, ESQ.
                           Vice President and Counsel
                      AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                            New York, New York 10104

                    (Name and Address of Agent for Service)

                                   Copies to:

                             ARTHUR J. BROWN, ESQ.
                  Kirkpatrick & Lockhart Nicholson Graham LLP
                              1601 K Street, N.W.
                             Washington, D.C. 20006
                           Telephone: (202) 778-9000

           Approximate Date of Proposed Public Offering: May 1, 2006

It is proposed that this filing will become effective:

         immediately upon filing pursuant to paragraph (b)
-----
  X      on May 1, 2006 pursuant to paragraph (b)
-----
         60 days after filing pursuant to paragraph (a)
-----
         on [date] pursuant to paragraph (a) of Rule 485
-----
         75 days after filing pursuant to paragraph (a)
-----

if appropriate, check the following box:

  X      This post-effective amendment designates a new effective date for a
-----    previously filed post-effective amendment

                             AXA PREMIER VIP TRUST

                       Contents of Registration Statement



This Registration Statement is comprised of the following:


Cover Sheet

Contents of Registration Statement


Prospectuses and Statement of Additional Information of AXA Premier VIP Trust, incorporated by reference from Registrant's Post-Effective Amendment No. 11 (File No. 333-70754), as filed with the Securities and Exchange Commission on February 14, 2006 (Accession No. 0001193125-06-031173).

Part C - Other Information

Signature Page

This filing is being made to extend the date of effectiveness of Registrant's Post-Effective Amendment No. 11 to May 1, 2006. The Post-Effective Amendment originally requested effectiveness as of April 16, 2006. Registrant is extending effectiveness of the Post-Effective Amendment in order to incorporate comments provided by the staff of the Securities and Exchange Commission.

                            PART C: OTHER INFORMATION
                            -------------------------

Item 23.          EXHIBITS:
                  --------


         (a)               Trust Instrument
                           ----------------

         (a)(1)            Agreement and Declaration of Trust of Registrant.(1)

         (a)(2)            Certificate of Trust of Registrant. (1)

         (b)               By-laws of Registrant. (1)

         (c)               None  other  than  provisions  contained  in  Exhibit
                           (a)(1) and (b)

         (d)               Investment Advisory Contracts
                           -----------------------------

         (d)(1) Investment Management Agreement between Registrant and AXA Equitable Life Insurance Company ("AXA Equitable") formerly, The Equitable Life Assurance Society of the United States dated as of November 30, 2001.(3)

         (d)(1)(i) Investment Management Agreement between Registrant and AXA Equitable dated as of July 31, 2003. (7)

         (d)(1)(ii)        Amendment No. 1 dated July 31, 2003 to the Investment
                           Management   Agreement  between  Registrant  and  AXA
                           Equitable dated as of November 30, 2001.(7)

         (d)(1)(iii) Amendment No. 2 dated September 1, 2004 to the Investment Management Agreement between Registrant and AXA Equitable dated as of November 30, 2001. (10)

         (d)(1)(iv)        Amendment No. 1 dated ______,  2006 to the Investment
                           Management   Agreement  between  Registrant  and  AXA
                           Equitable - (to be filed by amendment).

         (d)(2) Investment Advisory Agreement between AXA Equitable and AllianceBernstein L.P. ("AllianceBernstein") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Core Equity Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Mid Cap Growth Portfolio, AXA Premier VIP International Equity Portfolio and AXA Premier VIP Technology Portfolio.(2)

         (d)(2)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein dated as of July 31, 2003 with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Core Equity Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Mid Cap Growth Portfolio, AXA Premier VIP International Equity Portfolio, AXA Premier VIP Technology Portfolio, AXA Premier VIP Aggressive Equity Portfolio and AXA Premier VIP High Yield Portfolio.(7)

         (d)(2)(ii) Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Core Equity Portfolio, AXA Premier VIP Large Cap Value Portfolio, AXA Premier VIP Mid Cap Growth Portfolio, AXA Premier VIP International Equity Portfolio, AXA Premier VIP Aggressive Equity Portfolio and AXA Premier VIP High Yield Portfolio.(7)

         (d)(2)(iii) Amendment No. 2 dated as of June 27, 2005 to Amended and Restated Investment Advisory Agreement between AXA Equitable and AllianceBernstein with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA

                           Premier  VIP Large  Cap Core  Equity  Portfolio,  AXA
                           Premier VIP Large Cap Value Portfolio, AXA Premier VIP Mid Cap Growth Portfolio, AXA Premier VIP
                           International Equity Portfolio and AXA Premier VIP Aggressive Equity Portfolio.(10)

         (d)(3) Investment Advisory Agreement between AXA Equitable and RCM Capital Management LLC ("RCM") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. (1)

         (d)(3)(i) Investment Advisory Agreement between AXA Equitable and RCM dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio.(3)

         (d)(3)(ii) Amended and Restated Investment Advisory Agreement between AXA Equitable and RCM dated as of July 31, 2003 with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio.(7)

         (d)(3)(iii) Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between AXA Equitable and RCM with respect to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio.(7)

         (d)(4) Investment Advisory Agreement between AXA Equitable and TCW Investment Management Company ("TCW") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Mid Cap Value Portfolio. (1)

         (d)(4)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and TCW dated as of August 18, 2003 with respect to AXA Premier VIP Large Cap Growth Portfolio and AXA Premier VIP Mid Cap Value Portfolio.(7)

         (d)(5) Investment Advisory Agreement between AXA Equitable and Janus Capital Management LLC ("Janus") dated as of April 3, 2002 with respect to AXA Premier VIP Large Cap Core Equity Portfolio. (2)

         (d)(5)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and Janus dated as of July 31, 2003 with respect to AXA Premier VIP Large Cap Core Equity Portfolio.(7)

         (d)(6) Investment Advisory Agreement between AXA Equitable and Thornburg Investment Management, Inc. ("Thornburg") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Core Equity Portfolio. (1)

         (d)(6)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and Thornburg dated as of July 31, 2003 with respect to AXA Premier VIP Large Cap Core Equity Portfolio.(7)

         (d)(7) Investment Advisory Agreement between AXA Equitable and Institutional Capital Corporation ("ICAP") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Value Portfolio. (1)

         (d)(7)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and ICAP dated as of July 31, 2003 with respect to AXA Premier VIP Large Cap Value Portfolio.(7)

         (d)(8) Investment Advisory Agreement between AXA Equitable and MFS Investment Management ("MFS") dated as of November 30, 2001 with respect to AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP Mid Cap Growth Portfolio. (1)

         (d)(8)(i) Amendment No. 1 dated as of August 1, 2002 to Investment Advisory agreement between AXA Equitable and MFS with respect to AXA Premier VIP Large Cap Value Portfolio.(3)

         (d)(8)(ii) Amended and Restated Investment Advisory Agreement between AXA Equitable and MFS dated as of July 31, 2003 with respect to AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP Aggressive Equity Portfolio.(7)

         (d)(9) Investment Advisory Agreement between AXA Equitable and RS Investment Management, LP ("RSIM") dated as of November 30, 2001 with respect to AXA Premier VIP Mid Cap Growth Portfolio. (1)

         (d)(10) Investment Advisory Agreement between AXA Equitable and AXA Rosenberg Investment Management LLC ("AXA Rosenberg") dated as of November 30, 2001 with respect to AXA Premier  VIP Mid Cap Value  Portfolio.
                           (1)

         (d)(10)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and AXA Rosenberg dated as of August 18, 2003 with respect to AXA Premier VIP Mid Cap Value Portfolio.(7)

         (d)(11) Investment Advisory Agreement between AXA Equitable and The Boston Company Asset Management, LLC ("BCAM") dated as of November 30, 2001 with respect to AXA Premier VIP Mid Cap Value Portfolio. (1)

         (d)(12) Investment Advisory Agreement between AXA Equitable and Bank of Ireland Asset Management (U.S.) Limited ("BIAM (U.S.)") dated as of November 30, 2001 with respect to AXA Premier VIP International Equity Portfolio. (1)

         (d)(12)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and BIAM (U.S.) dated as of July 31, 2003 with respect to AXA Premier VIP International Equity Portfolio.(7)

         (d)(13) Investment Advisory Agreement between AXA Equitable and OppenheimerFunds, Inc. ("Oppenheimer") dated as of November 30, 2001 with respect to AXA Premier VIP International Equity Portfolio. (1)

         (d)(14) Investment Advisory Agreement between AXA Equitable and Firsthand Capital Management, Inc. ("Firsthand") dated as of November 30, 2001 with respect to AXA Premier VIP Technology Portfolio. (1)

         (d)(14)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and Firsthand dated as of July 31, 2003 with respect to AXA Premier VIP Technology Portfolio.(7)

         (d)(14)(ii) Amendment No. 1 dated as of December 12, 2003 to Amended and Restated Investment Advisory Agreement between AXA Equitable and Firsthand with respect to AXA Premier VIP Technology Portfolio.(7)

         (d)(15) Investment Advisory Agreement between AXA Equitable and A I M Capital Management, Inc. ("AIM") dated as of November 30, 2001 with respect to AXA Premier VIP Health Care Portfolio. (1)

         (d)(15)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and AIM dated as of July 31, 2003 with respect to AXA Premier VIP Health Care Portfolio.(7)

         (d)(16) Investment Advisory Agreement between AXA Equitable and Wellington Management Company, LLP ("Wellington") dated as of November 30, 2001 with respect to AXA Premier VIP Health Care Portfolio. (1)

         (d)(16)(i) Amendment No. 1 dated as of August 1, 2002 to Investment Advisory agreement between AXA Equitable and Wellington with respect to AXA Premier VIP Mid Cap Value Portfolio and AXA Premier VIP Health Care Portfolio.(3)

         (d)(16)(ii) Amended and Restated Investment Advisory Agreement between AXA Equitable and Wellington dated as of August 18, 2003 with respect to AXA Premier VIP Mid Cap Value Portfolio and AXA Premier VIP Health Care Portfolio.(7)

         (d)(16)(iii)      Amendment  No. 1 dated  as of  December  12,  2003 to
                           Amended and Restated  Investment  Advisory  Agreement
                           between AXA Equitable and Wellington  with respect to
                           AXA Premier VIP Mid Cap Value Portfolio,  AXA Premier
                           VIP  Health  Care   Portfolio  and  AXA  Premier  VIP
                           Technology Portfolio.(7)

         (d)(16)(iv) Amendment No. 2 dated as of August 1, 2004 to Amended and Restated Investment Advisory Agreement between AXA Equitable and Wellington with respect to AXA Premier VIP Mid Cap Value Portfolio, AXA Premier VIP Health Care Portfolio and AXA Premier VIP Technology Portfolio - (to be filed by amendment)

         (d)(17) Investment Advisory Agreement between AXA Equitable and BlackRock Advisors, Inc. ("BAI") dated as of November 30, 2001 with respect to AXA Premier VIP Core Bond Portfolio. (1)

         (d)(17)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and BAI dated as of August 18, 2003 with respect to AXA Premier VIP Core Bond Portfolio.(7)

         (d)(18) Investment Advisory Agreement between AXA Equitable and Pacific Investment Management Company LLC ("PIMCO") dated as of November 30, 2001 with respect to AXA Premier VIP Core Bond Portfolio. (1)

         (d)(18)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and PIMCO dated as of July 31, 2003 with respect to AXA Premier VIP Core Bond Portfolio and AXA Premier VIP High Yield Portfolio.(7)

         (d)(19) Investment Advisory Agreement between AXA Equitable and Provident Investment Counsel, Inc. ("Provident") dated as of August 1, 2002 with respect to AXA Premier VIP Mid Cap Growth Portfolio.(3)

         (d)(19)(i) Amended and Restated Investment Advisory Agreement between AXA Equitable and Provident dated as of July 31, 2003 with respect to AXA Premier VIP Mid Cap Growth Portfolio and AXA Premier VIP Aggressive Equity Portfolio.(7)

         (d)(19)(ii) Amendment No. 1 dated as of June 20, 2005 to Amended and Restated Investment Advisory Agreement between AXA Equitable and Provident with respect to AXA Premier VIP Mid Cap Growth Portfolio. (10)

         (d)(20) Investment Advisory Agreement between AXA Equitable and Franklin Advisers, Inc. ("Franklin") dated as of May 30, 2003 with respect to AXA Premier VIP Mid Cap Growth Portfolio .(6)

         (d)(20)(i) Amendment No. 1 dated as of August 1, 2004 to Investment Advisory Agreement between AXA Equitable and Franklin with respect to AXA Premier VIP Mid Cap Growth Portfolio. (10)

         (d)(21) Investment Advisory Agreement between AXA Equitable and Marsico Capital Management, LLC ("Marsico") dated as of May 30, 2003 with respect to AXA Premier VIP International Equity Portfolio. (6)

         (d)(21)(i) Amendment No. 1 dated as of July 31, 2003 to Investment Advisory Agreement between AXA Equitable and Marsico with respect to AXA Premier VIP International Equity Portfolio and AXA Premier VIP Aggressive Equity Portfolio.(7)

         (d)(22) Investment Advisory Agreement between AXA Equitable and J.P. Morgan Investment Management Inc. ("J.P. Morgan") dated as of December 13, 2004 with respect to AXA Premier VIP International Equity Portfolio.
                           (8)

         (d)(23) Investment Advisory Agreement between AXA Equitable and Legg Mason Capital Management, Inc. ("Legg Mason") dated as of June 20, 2005 with respect to AXA Premier VIP Aggressive Equity Portfolio. (10)

         (d)(24) Investment Advisory Agreement between AXA Equitable and Post Advisory Group, LLC ("Post") dated as of June 24, 2005 with respect to AXA Premier VIP High Yield Portfolio. (10)

         (e)               Underwriting Contracts
                           ----------------------

         (e)(1)(i) Distribution Agreement between Registrant and AXA Advisors, LLC ("AXA Advisors") dated as of November 30, 2001 with respect to the Class A shares. (1)

         (e)(1)(ii) Distribution Agreement between Registrant and AXA Advisors dated as of November 30, 2001 with respect to the Class B shares. (1)

         (e)(1)(iii) Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class A shares.(7)

         (e)(1)(iv) Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class B shares.(7)

         (e)(1)(v) Amendment No. 1 dated _____, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class A shares - (to be filed by amendment).

         (e)(1)(vi) Amendment No. 1 dated _____, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Advisors dated as of July 31, 2003 with respect to the Class B shares - (to be filed by amendment).

         (e)(2)(i) Distribution Agreement between Registrant and Equitable Distributors, Inc. ("EDI") dated as of November 30, 2001 with respect to the Class A shares.
                           (1)

         (e)(2)(ii) Distribution Agreement between Registrant and EDI dated as of November 30, 2001 with respect to the Class B shares. (1)

         (e)(3)(i) Distribution Agreement between Registrant and AXA Distributors, LLC ("AXA Distributors") dated as of November 30, 2001 with respect to the Class A shares.
                           (1)

         (e)(3)(ii) Distribution Agreement between Registrant and AXA Distributors dated as of November 30, 2001 with respect to the Class B shares. (1)

         (e)(3)(iii) Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares.(7)

         (e)(3)(iv) Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares.(7)

         (e)(3)(v) Amendment No. 1 dated _____, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class A shares - (to be filed by amendment).

         (e)(3)(vi) Amendment No. 1 dated _____, 2006 to Amended and Restated Distribution Agreement between Registrant and AXA Distributors dated as of July 31, 2003 with respect to the Class B shares - (to be filed by amendment).

         (f)               Form of Deferred Compensation Plan. (1)

         (g)               Global  Custody  Agreement  between   Registrant  and
                           JPMorgan Chase Bank ("JPMorgan Chase") dated as of December 31, 2001. (2)

         (g)(i) Amendment No. 1, dated as of August 1, 2003 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001.(7)

         (g)(ii) Amendment No. 2 dated as of _______, 2006 to Global Custody Agreement between Registrant and JPMorgan Chase dated as of December 31, 2001 - (to be filed by amendment).

         (h)               Other Material Contracts
                           ------------------------

         (h)(1) Mutual Funds Service Agreement between Registrant and AXA Equitable dated as of November 30, 2001. (1)

         (h)(2) Mutual Funds Sub-Administration Agreement between AXA Equitable and J.P. Morgan Investor Services Co. dated as of November 16, 2001. (10)

         (h)(4) Expense Limitation Agreement between Registrant and AXA Equitable dated as of November 30, 2001. (1)

         (h)(4)(i) Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002. (5)

         (h)(4)(ii) Amendment No. 1, dated as of August 1, 2003 to the Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002.(7)

         (h)(4)(iii) Amendment No. 2, dated as of _______, 2006 to the Amended and Restated Expense Limitation Agreement between Registrant and AXA Equitable dated as of June 1, 2002 - (to be filed by amendment).

         (h)(5)            Participation   Agreement   among   Registrant,   AXA
                           Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001. (1)

         (h)(5)(i) Amendment No. 1, dated as of August 1, 2003 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001.(7)

         (h)(5)(ii) Amendment No. 2, dated as of _______, 2006 to the Participation Agreement among Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI dated as of December 3, 2001 - (to be filed by amendment).

         (h)(6) Participation Agreement among Registrant, American General Life Insurance Company, AXA Advisors and AXA Distributors dated as of August 15,2003.(7)

                           LEGAL OPINIONS

         (i)(1) Legal Opinion of Kirkpatrick & Lockhart Nicholson Graham LLP regarding the legality of the securities being registered - (to be filed by amendment).

         (i)(2) Legal Opinion of Delaware counsel regarding the legality of the securities being registered. (1)

         (j)               OTHER CONSENTS

         (j)(1) Consent of Independent Accountants - (to be filed by amendment).

         (j)(2)            Powers of Attorney. (1)

         (j)(2)(i)         Revised Powers of Attorney.(3)

         (j)(2)(ii) Revised Powers of Attorney for Steven M. Joenk and Kenneth T. Kozlowski.(4)

         (k)               Omitted Financial Statements (not applicable)

         (l)               Initial  Capital  Agreement  dated November 12, 2001.
                           (1)

         (m) Distribution Plan pursuant to Rule 12b-1 with respect to Class B shares of the Registrant. (1)

         (n) Plan Pursuant to Rule 18f-3 Under the Investment Company Act of 1940. (1)

         (o)               Reserved

         (p)               Codes of Ethics
                           ---------------

         (p)(1) Code of Ethics of the Registrant, AXA Equitable, AXA Advisors, AXA Distributors and EDI. (1)

         (p)(1)(i) Code of Ethics of the Registrant, AXA Equitable, AXA Advisors and AXA Distributors, as revised December 10, 2003.(7)

         (p)(1)(ii) Code of Ethics of the Registrant, AXA Equitable, AXA Advisors and AXA Distributors, as revised December 9, 2004. (8)

         (p)(1)(iii) Code of Ethics of the Registrant, AXA Equitable AXA Advisors and AXA Distributors, as revised March 3, 2005.(9)

         (p)(2)            Code of Ethics of  AllianceBernstein,  dated  January
                           2001. (1)

         (p)(2)(i)         Revised   Code  of   Ethics   of   AllianceBernstein,
                           effective April 2002.(3)

         (p)(2)(ii)        Revised   Code  of   Ethics   of   AllianceBernstein,
                           effective June 2003.(7)

         (p)(2)(iii)       Revised   Code  of   Ethics   of   AllianceBernstein,
                           effective October 2005. (9)

         (p)(2)(iv)        Revised   Code  of   Ethics   of   AllianceBernstein,
                           effective April 2005. (10)

         (p)(3)            Code of Ethics of RCM, revised May 2001. (1)

         (p)(3)(i)         Code of Ethics of RCM,  as  revised  January 1, 2004.
                           (8)

         (p)(3)(ii)        Code of Ethics of RCM, as revised  January 31,  2005.
                           (10)

         (p)(4)            Code of Ethics of TCW, dated March 2000. (1)

         (p)(4)(i)         Code of Ethics of TCW, as amended April 2004. (8)

         (p)(4)(ii)        Code of Ethics of TCW,  as amended  February 1, 2005.
                           (10)

         (p)(5)            Code of Ethics of Janus, as revised June 1, 2001. (1)

         (p)(5)(i)         Code of Ethics of Janus, as revised April 1, 2002.(3)

         (p)(5)(ii)        Code  of  Ethics  of  Janus,  as  revised  March  14,
                           2003.(7)

         (p)(5)(iii)       Code of Ethics of Janus, as revised June 9, 2003.(7)

         (p)(5)(iv)        Code of Ethics of Janus,  as  revised  September  14,
                           2004. (8)

         (p)(5)(v)         Code of Ethics of Janus,  as  revised  September  20,
                           2005. (10)

         (p)(5)(vi)        Code of Ethics of Janus, as revised  December 6, 2005
                           - (to be filed by amendment).

         (p)(6)            Code of Ethics of Thornburg, as revised May 2001. (1)

         (p)(6)(i)         Code of  Ethics of  Thornburg,  as  revised  November
                           2003. (8)

         (p)(6)(ii)        Code of Ethics of  Thornburg,  as  revised  March 21,
                           2005. (10)

         (p)(7) Code of Ethics of ICAP, restated effective as of September 30, 1998 and amended March 1, 2000. (1)

         (p)(7)(i)         Code of Ethics of ICAP, as amended  February 1, 2005.
                           (10)

         (p)(8)            Code of Ethics of MFS,  effective  as of September 1,
                           2000. (1)

         (p)(8)(i)         Code of Ethics of MFS,  as  amended  January 1, 2005.
                           (10)

         (p)(9) Code of Ethics of RSIM, dated July 1, 2000, amended March 8, 2001. (1)

         (p)(10)           Code of Ethics of AXA Rosenberg. (1)

         (p)(10)(i) Code of Ethics of AXA Rosenberg, as amended January 31, 2005. (10)

         (p)(11)           Code of Ethics of BCAM. (1)

         (p)(12)           Code of Ethics of BIAM (U.S.). (1)

         (p)(12)(i)        Code of Ethics of BIAM  (U.S.),  as  revised  January
                           2004. (8)

         (p)(13)           Code of Ethics of  Oppenheimer,  dated March 1, 2000.
                           (1)

         (p)(13)(i) Code of Ethics of Oppenheimer, dated as of May 15, 2002, as amended and restated.(3)

         (p)(14)           Code of Ethics of Firsthand, dated May 12, 2001. (1)

         (p)(14)(i)        Code of  Ethics of  Firsthand,  as  revised  June 18,
                           2004. (8)

         (p)(14)(ii)       Code of Ethics of Firsthand, as revised May 14, 2005.
                           (10)

         (p)(14)(iii)      Code of Ethics of Firsthand,  as revised  November 1,
                           2005 - (to be filed by amendment).

         (p)(15)           Code of Ethics of AIM, as amended  February 24, 2001.
                           (1)

         (p)(15)(i)        Code of  Ethics  of AIM,  as  amended  September  27,
                           2002.(3)

         (p)(15)(ii)       Code of Ethics of AIM, as amended June 10, 2003.(7)

         (p)(15)(iii)      Code of Ethics of AIM,  as  amended  January 2, 2005.
                           (9)

         (p)(15)(iv) Code of Ethics of AIM, as amended January 1, 2006 - (to be filed by amendment).

         (p)(16)           Code of Ethics of Wellington,  revised March 1, 2000.
                           (1)

         (p)(16)(i)        Code of  Ethics of  Wellington,  as  revised  July 1,
                           2004. (8)

         (p)(16)(ii)       Code of Ethics of Wellington,  as revised  January 2,
                           2005. (9)

         (p)(17)           Code of Ethics of BAI, effective March 1, 2000. (1)

         (p)(18)           Code of Ethics of  PIMCO,  effective  as of March 31,
                           2000. (1)

---------------------------------

(1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on December 10, 2001 (File No. 333-70754).

         (p)(18)(i)        Code of Ethics of PIMCO, as revised February 1, 2004.
                           (8)

         (p)(18)(ii)       Code of Ethics of PIMCO,  as revised January 6, 2005.
                           (9)

         (p)(19)           Code of Ethics of Provident,  effective  February 15,
                           2002.(3)

         (p)(19)(i)        Code of  Ethics  of  Provident,  effective  April  1,
                           2003.(7)

         (p)(19)(ii)       Code of Ethics of Provident, revised January 1, 2004.
                           (8)

         (p)(19)(iii)      Code of Ethics of  Provident,  effective  January 19,
                           2005. (9)

         (p)(20)           Code of Ethics of  Marsico,  effective  February  13,
                           2003. (5)

         (p)(20)(i)        Code of Ethics of Marsico,  as revised November 2003.
                           (8)

         (p)(20)(ii)       Code of Ethics of  Marsico,  as  revised  October  1,
                           2004. (9)

         (p)(20)(iii)      Code of Ethics of  Marsico,  as revised  February  1,
                           2005. (10)

         (p)(21)           Code of Ethics of Franklin, revised December 3, 2002.
                           (5)

         (p)(21)(i)        Code of Ethics of Franklin, as revised May 2004. (8)

         (p)(21)(ii)       Code of Ethics of Franklin, as revised December 2004.
                           (9)

         (p)(21)(iii)      Code of Ethics of  Franklin,  as revised  April 2005.
                           (10)

         (p)(22)           Code of Ethics of J.P. Morgan dated October 2003. (8)

         (p)(23)           Code of Ethics of Legg Mason dated  February 1, 2005.
                           (10)

         (p)(24)           Code of Ethics of Post dated March 3, 2005. (10)


Item 24. Persons controlled by or under Common Control With Registrant
         -------------------------------------------------------------

         AXA Equitable controls the Trust by virtue of its ownership of more than 95% of the Trust's shares as of March 24, 2006. All shareholders of the Trust are required to solicit instructions from their respective contract owners as to certain matters. The Trust may in the future offer its shares to insurance companies unaffiliated with AXA Equitable.


(...continued)
(2) Incorporated herein by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A filed on April 15, 2002 (File No. 333-70754).
(3)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 2 to
      Registrant's Registration Statement on Form N-1A filed on February 10, 2003 (File No. 333-70754).
(4)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 3 to
      Registrant's Registration Statement on Form N-1A filed on April 7, 2003 (File No. 333-70754).
(5)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 4 to
      Registrant's Registration Statement on Form N-1A filed on May 8, 2003 (File No. 333-70754).
(6)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 5 to
      Registrant's Registration Statement on Form N-1A filed on July 21, 2003 (File No. 333-70754).
(7)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 6 to
      Registrant's Registration Statement on Form N-1A filed on February 25, 2004 (File No. 333-70754).
(8)   Incorporated  herein by reference  to  Post-Effective  Amendment  No. 8 to
      Registrant's Registration Statement on Form N-1A filed on February 22, 2005 (File No. 333-70754).
(9) Incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement on Form N-1A filed on April 15, 2005.

(10) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A filed on February 14, 2006.

     On July 22, 1992, AXA Equitable converted from a New York mutual life insurance company to a publicly-owned New York stock life insurance company. At that time AXA Equitable became a wholly-owned subsidiary of AXA Financial, Inc. ("AXA Financial"). AXA Financial continues to own 100% of AXA Equitable's common stock.

     AXA is the largest shareholder of AXA Financial. AXA owns, directly or indirectly through its affiliates, 100% of the outstanding common stock of AXA Financial. AXA is the holding company for an international group of insurance and related financial services companies. AXA's insurance operations include activities in life insurance, property and casualty insurance and reinsurance. The insurance operations are diverse geographically, with activities principally in Western Europe, North America, and the Asia/Pacific area and, to a lesser extent, in Africa and South America. AXA is also engaged in asset management, investing banking, securities trading, brokerage, real estate and other financial services activities principally in the United States, as well as in Western Europe and the Asia/Pacific area.

Item 25. Indemnification
         ---------------

ARTICLE VIII OF THE AGREEMENT AND DECLARATION OF TRUST OF THE REGISTRANT STATES:

                  SECTION 1. LIMITATION OF LIABILITY. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VIII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee; provided, however, that nothing contained herein or in the Delaware Act shall protect any Trustee against any liability to the Trust or to any Shareholder to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of the Trustee hereunder.

                  All persons extending credit to, contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or such Series for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, Manager, or Principal Underwriter of the Trust, but nothing contained in this Declaration of Trust or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

                  Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon.

                  SECTION 2. INDEMNIFICATION OF COVERED PERSONS. Every Covered Person shall be indemnified by the Trust to the fullest extent permitted by the Delaware Act and other applicable law.

                  SECTION 3. INDEMNIFICATION OF SHAREHOLDER. If any Shareholder or former Shareholder of any Series shall be held personally liable solely by reason of his or her being or having been a Shareholder and not because of his or her acts or omissions or for some other reason, the Shareholder or former Shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder, assume the defense of any claim made against such Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

         ARTICLE IX OF THE AGREEMENT AND  DECLARATION OF TRUST OF THE REGISTRANT
         STATES:

                  SECTION 5. AMENDMENTS. Except as specifically provided in this
         Section 5, the Trustees may, without Shareholder vote, restate, amend, or otherwise supplement this Declaration of Trust. Shareholders shall have the right to vote on (i) any amendment that would affect their right to vote granted in Article V, Section 1 hereof, (ii) any amendment to this Section 5, (iii) any amendment that may require their vote under applicable law or by the Trust's registration statement, as filed with the Commission, and (iv) any amendment submitted to them for their vote by the Trustees. Any amendment required or permitted to be submitted to the Shareholders that, as the Trustees determine, shall affect the Shareholders of one or more Series shall be authorized by a vote of the Shareholders of each Series affected and no vote of
         Shareholders of a Series not affected shall be required. Notwithstanding anything else herein, no amendment hereof shall limit the rights to insurance with respect to any acts or omissions of
         Persons covered thereby prior to such amendment nor shall any such amendment limit the rights to indemnification referenced in Article VIII, Section 2 hereof as provided in the By-Laws with respect to any actions or omissions of Persons covered thereby prior to such amendment. The Trustees may, without shareholder vote, restate, amend, or otherwise supplement the Certificate of Trust as they deem necessary or desirable.

         ARTICLE X OF THE BY-LAWS OF THE REGISTRANT STATES:

                  SECTION 3. ADVANCE PAYMENT OF INDEMNIFIABLE EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

         SECTION 2. D. OF THE REGISTRANT'S  INVESTMENT  MANAGEMENT AGREEMENT AND
         SECTION 2. E OF THE REGISTRANT'S INVESTMENT MANAGEMENT AGREEMENT WITH RESPECT TO THE AXA ALLOCATION PORTFOLIOS EACH STATE:

                  LIMITATIONS ON LIABILITY. Manager will exercise its best judgment in rendering its services to the Trust, and the Trust agrees, as an inducement to Manager's undertaking to do so, that the Manager will not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust in connection with the matters to which this Agreement relates, but will be liable only for willful misconduct, bad faith, gross negligence or reckless disregard of its duties or obligations in rendering its services to the Trust as specified in this Agreement. Any person, even though an officer, director, employee or agent of Manager, who may be or become an officer, Trustee, employee or agent of the Trust, shall be deemed, when rendering services to the Trust or when acting on any business of the Trust, to be rendering such services to or to be acting solely for the Trust and not as an officer, director, employee or agent, or one under the control or direction of Manager, even though paid by it.

         SECTIONS 5. A. AND 5. B. OF EACH OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENTS STATE:

                           Liability and Indemnification. A. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, neither the Adviser nor any of its officers, directors, members or employees (its "Affiliates") shall be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Manager or the Trust as a result of any error of judgment or mistake of law by the Adviser or its Affiliates with respect to the Fund, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Adviser or its Affiliates for, and the Adviser shall indemnify and hold harmless the Trust, the Manager, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the Securities Act of 1933, as amended ("1933 Act")) (collectively, "Manager Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Manager Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Adviser in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Allocated Portion or the omission to state therein a material fact known to the Adviser which was required to be stated therein or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon information furnished by the Adviser to the Manager or the Trust by the Adviser Indemnitees (as defined below) for use therein.

                  B. Except as may otherwise be provided by the Investment Company Act or any other federal securities law, the Manager and the Trust shall not be liable for any losses, claims, damages, liabilities or litigation (including legal and other expenses) incurred or suffered by the Adviser as a result of any error of judgment or mistake of law by the Manager with respect to the Allocated Portion, except that nothing in this Agreement shall operate or purport to operate in any way to exculpate, waive or limit the liability of the Manager for, and the Manager shall indemnify and hold harmless the Adviser, all affiliated persons thereof (within the meaning of Section 2(a)(3) of the Investment Company Act) and all controlling persons (as described in Section 15 of the 1933 Act) (collectively, "Adviser Indemnitees") against any and all losses, claims, damages, liabilities or litigation (including reasonable legal and other expenses) to which any of the Adviser Indemnitees may become subject under the 1933 Act, the Investment Company Act, the Advisers Act, or under any other statute, at common law or otherwise arising out of or based on (i) any willful misconduct, bad faith, reckless disregard or gross negligence of the Manager in the performance of any of its duties or obligations hereunder or (ii) any untrue statement of a material fact contained in the Prospectus and SAI, proxy materials, reports, advertisements, sales literature, or other materials pertaining to the Fund or the omission to state therein a material fact known to the Manager that was required to be stated therein or necessary to make the statements therein not misleading, unless such statement or omission was made in reliance upon information furnished to the Manager or the Trust.

         SECTION 14 OF EACH OF THE REGISTRANT'S DISTRIBUTION AGREEMENTS STATES:

                  The Trust shall indemnify and hold harmless the Distributor from any and all losses, claims, damages or liabilities (or actions in respect thereof) to which the Distributor may be subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or result from negligent, improper, fraudulent or unauthorized acts or omissions by the Trust or its officers, trusteees, agents or representatives, other than acts or ommissions caused directly or indirectly by the Distributor.

                  The Distributor will indemnify and hold harmless the Trust, its officers, trustees, agents and representatives against any losses, claims, damages or liabilities, to which the Trust, its officers, trustees, agents and representatives may become subject, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any untrue statement or alleged untrue statement of any material fact contained in the Trust Prospectus and/or SAI or any supplements thereto; (ii) the omission or alleged omission to state any material fact required to be stated in the Trust Prospectus and/or SAI or any supplements thereto or necessary to make the statements therein not misleading; or (iii) other misconduct or negligence of the Distributor in its capacity as a principal underwriter of the Trust's shares and will reimburse the Trust, its officers, trustees, agents and representatives for any legal or other expenses reasonably incurred by any of them in connection with investigating or defending against such loss, claim, damage, liability or action; provided, however, that the Distributor shall not be liable in any such instance to the extent that any such loss, claim, damage or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Trust Prospectus and/or SAI or any supplement in good faith reliance upon and in conformity with written information furnished by the Preparing Parties specifically for use in the preparation of the Trust Prospectus and/or SAI.

         NUMBER 6 OF THE REGISTRANT'S MUTUAL FUNDS SERVICE AGREEMENT STATES:

                  Limitation of Liability and Indemnification. (a) AXA Equitable shall not be liable for any error of judgment or mistake of law or for any loss or expense suffered by the Trust, in connection with the matters to which this Agreement relates, except for a loss or expense caused by or resulting from or attributable to willful misfeasance, bad faith or negligence on AXA Equitable's part (or on the part of any third party to whom AXA Equitable has delegated any of its duties and obligations pursuant to Section 4(c) hereunder) in the performance of its (or such third party's) duties or from reckless disregard by AXA Equitable (or by such third party) of its obligations and duties under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party) or, subject to
         Section 10 below, AXA Equitable's (or such third party's) refusal or failure to comply with the terms of this Agreement (in the case of AXA Equitable) or an agreement with AXA Equitable (in the case of such third party) or its breach of any representation or warranty under this Agreement (in the case of AXA Equitable) or under an agreement with AXA Equitable (in the case of such third party). In no event shall AXA Equitable (or such third party) be liable for any indirect, incidental special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits), even if AXA Equitable (or such third party) has been advised of the likelihood of such loss or damage and regardless of the form of action.


                  (b) Except to the extent that AXA Equitable may be held liable pursuant to Section 6(a) above, AXA Equitable shall not be responsible for, and the Trust shall indemnify and hold AXA Equitable harmless from and against any and all losses, damages, costs, reasonable attorneys' fees and expenses, payments, expenses and liabilities, including but not limited to those arising out of or attributable to:

                           (i) any and all actions of AXA Equitable or its officers or agents required to be taken pursuant to this Agreement;

                           (ii) the reliance on or use by AXA Equitable or its officers or agents of information, records, or documents which are received by AXA Equitable or its officers or agents and furnished to it or them by or on behalf of the Trust, and which have been prepared or maintained by the Trust or any third party on behalf of the Trust;

                           (iii) the Trust's refusal or failure to comply with the terms of this Agreement or the Trust's lack of good faith, or its actions, or lack thereof, involving negligence or willful misfeasance;

                           (iv) the breach of any representation or warranty of the Trust hereunder;

                           (v) the reliance on or the carrying out by AXA Equitable or its officers or agents of any proper instructions reasonably believed to be duly authorized, or requests of the Trust;

                           (vi) any delays, inaccuracies, errors in or omissions from information or data provided to AXA Equitable by data services, including data services providing information in connection with any third party computer system licensed to AXA Equitable, and by any corporate action services, pricing services or securities brokers and dealers;


                           (vii)    the  offer or sale of shares by the Trust in
                  violation of any requirement under the Federal securities laws or regulations or the securities laws or regulations of any state, or in violation of any stop order or other determination or ruling by any Federal agency or any state agency with respect to the offer or sale of such shares in such state (1) resulting from activities, actions, or omissions by the Trust or its other service providers and agents, or (2) existing or arising out of activities, actions or omissions by or on behalf of the Trust prior to the effective date of this Agreement;

                           (viii) any failure of the Trust's registration statement to comply with the 1933 Act and the 1940 Act (including the rules and regulations thereunder) and any other applicable laws, or any untrue statement of a material fact or omission of a material fact necessary to make any statement therein not misleading in a Trust's prospectus;

                           (ix) except as provided for in Schedule B.III., the actions taken by the Trust, its Manager, its investment advisers, and its distributor in compliance with applicable securities, tax, commodities and other laws, rules and regulations, or the failure to so comply, and

                           (x) all actions, inactions, omissions, or errors caused by third parties to whom AXA Equitable or the Trust has assigned any rights and/or delegated any duties under this Agreement at the specific request of or as required by the Trust, its Funds, investment advisers, or Trust distributors.


                  The Trust shall not be liable for any indirect, incidental, special or consequential losses or damages of any kind whatsoever (including but not limited to lost profits) even if the Trust has been advised of the likelihood of such loss or damage and regardless of the form of action, except when the Trust is required to indemnify AXA Equitable pursuant to this Agreement.

         NUMBER 12(A)(IV) OF THE REGISTRANT'S GLOBAL CUSTODY AGREEMENT STATES:

                  (A) Customer shall indemnify and hold Bank and its directors, officers, agents and employees (collectively the "Indemnitees") harmless from and against any and all claims, liabilties, losses, damages, fines, penalties, and expenses, including out-of-pocket and incidental expenses and legal fees ("Losses") that may be incurred by, or asserted against, the Indemnitees or any of them for following any instructions or other directions upon which Bank is authorized to rely pursuant to the terms of this Agreement. (B) In addition to and not in limitation of the preceding subparagraph, Customer shall also indemnify and hold the Indemnitees and each of them harmless from and against any and all Losses that may be incurred by, or asserted against, the Indemnitees or any of them in connection with or arising out of Bank's performance under this Agreement, provided the Indemnitees have not acted with negligence or engaged in willful misconduct. (C) In performing its obligations hereunder, Bank may rely on the genuineness of any document which it reasonably believes in good faith to have been validly executed.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be provided to trustees, officers and controlling persons of the Trust, pursuant to the foregoing provisions or otherwise, the Trust has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Trust of expenses incurred or paid by a trustee, officer or controlling person of the Trust in connection with the successful defense of any action, suit or proceeding or payment pursuant to any insurance policy) is asserted against the Trust by such trustee, officer or controlling person in connection with the securities being registered, the Trust will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.       Business and Other Connections of Investment Adviser
               ----------------------------------------------------

         AXA Equitable is a registered investment adviser and serves as manager for all portfolios of the Registrant. The description of AXA Equitable under the caption of "Management of the Trust" in the Prospectus and under the caption
"Investment Management and Other Services" in the Statement of Additional Information constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information on the directors and officers of AXA Equitable set forth in its Form ADV filed with the Securities
and  Exchange   Commission  (File  No.  801-07000)  is  incorporated  herein  by reference. AXA Equitable, with the approval of the Registrant's board of trustees, selects sub-advisers for each portfolio of the Registrant. The following companies, all of which are registered investment advisers, serve as sub-advisers for the portfolios.

         AllianceBernstein serves as a sub-adviser to AXA Premier VIP Aggressive Equity Portfolio, AXA Premier International Equity Portfolio, AXA Premier VIP Large Cap Core Equity Portfolio, AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP Mid Cap Growth Portfolio The description of AllianceBernstein under the caption "Management Team- The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AllianceBernstein set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56720) is incorporated herein by reference.

         RCM serves as a sub-adviser to AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio. The description of Dresdner under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of RCM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56308) is incorporated herein by reference.

         TCW  serves as a  sub-adviser  to AXA  Premier  VIP  Large  Cap  Growth
Portfolio and AXA Premier VIP Mid Cap Value Portfolio. The description of TCW under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of TCW set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-29075) is incorporated herein by reference.

         Janus serves as a sub-adviser  to AXA Premier VIP Large Cap Core Equity

Portfolio.  The  description  of Janus  under the caption  "Management  Team-The
Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Janus set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-13991) is incorporated herein by reference.

         Thornburg serves as a sub-adviser to AXA Premier VIP Large Cap Core Equity Portfolio. The description of Thornburg under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Thornburg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-17853) is incorporated herein by reference.

         ICAP  serves  as a  sub-adviser  to AXA  Premier  VIP  Large  Cap Value
Portfolio. The description of ICAP under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of ICAP set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-40779) is incorporated herein by reference.

         MFS serves as a sub-adviser to AXA Premier VIP Large Cap Value Portfolio and AXA Premier VIP Aggressive Equity Portfolio. The description of MFS under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of MFS set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-46433) is incorporated herein by reference.

         Provident serves as a sub-adviser to AXA Premier VIP Mid Cap Growth Portfolio. The description of Provident under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Provident set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47993) is incorporated herein by reference.

         Franklin serves as a sub-adviser to AXA Premier VIP Mid Cap Growth Portfolio. The description of Franklin under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Franklin set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-26292) is incorporated herein by reference.

         AXA Rosenberg serves as a sub-adviser to AXA Premier VIP Mid Cap Value Portfolio. The description of AXA Rosenberg under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AXA Rosenberg set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-56080) is incorporated herein by reference.

         J.P.Morgan serves as a sub-adviser to AXA Premier VIP International Equity Portfolio. The description of J.P. Morgan under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers Of J.P. Morgan set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-21011) is incorporated herein by reference.

         Marsico serves as a sub-adviser to AXA Premier VIP International Equity Portfolio and AXA Premier VIP Aggressive Equity Portfolio. The description of Marsico under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Marsico set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-54914) is incorporated herein by reference.

         Firsthand serves as a sub-adviser to AXA Premier VIP Technology Portfolio. The description of Firsthand under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Firsthand set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-45534) is incorporated herein by reference.

         AIM serves as a sub-adviser to AXA Premier VIP Health Care Portfolio. The description of AIM under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of AIM set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15211) is incorporated herein by reference.

         Wellington serves as a sub-adviser to AXA Premier VIP Health Care Portfolio, AXA Premier VIP Mid Cap Value Portfolio and AXA Premier VIP
Technology Portfolio. The description of Wellington under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of Wellington set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-15908) is incorporated herein by reference.

         BAI serves as a sub-adviser to AXA Premier VIP Core Bond Portfolio. The description of BAI under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of BAI set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-47710) is incorporated herein by reference.

         PIMCO serves as a sub-adviser to AXA Premier VIP Core Bond Portfolio and AXA Premier VIP High Yield Portfolio. The description of PIMCO under the caption "Management Team-The Manager and the Sub-advisers" in the Prospectus constituting Part A of this Registration Statement is incorporated herein by reference. Information on the directors and officers of PIMCO set forth in its Form ADV filed with the Securities and Exchange Commission (File No. 801-48187) is incorporated herein by reference.


Item 27.          Principal Underwriter
                  ---------------------

         (a) AXA Advisors and AXA Distributors are the principal underwriters. AXA Advisors also serves as a principal underwriter for the following entities: EQ Advisors Trust; Separate Account Nos. 45, 66 and 301 of AXA Equitable; and Separate Accounts A, I and FP of AXA Equitable. AXA Distributors also serves as a principal underwriter for EQ Advisors Trust and Separate Account No. 49 of AXA Equitable.

         (b) Set forth below is certain information regarding the directors and officers of AXA Advisors and AXA Distributors, the principal underwriters. The business address of each person listed below is 1290 Avenue of the Americas, New York, New York 10104.

=====================================================================================================================
                                                   AXA ADVISORS, LLC

=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH       POSITIONS AND
BUSINESS ADDRESS                               AXA ADVISORS LLC                 OFFICES WITH THE TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS

      Harvey E. Blitz                          Director
      James A. Shepherdson                     Director
      Robert S. Jones                          Director
      Richard Dziadzio                         Director
      Ned Dane                                 Director
      Jill D. Cooley                           Director
      Barbara Goodstein                        Director

---------------------------------------------------------------------------------------------------------------------

=====================================================================================================================
OFFICERS

      Robert S. Jones                          Chairman of the Board
      Ned Dane                                 President
      Jill D. Cooley                           Chief Operating Officer
      Edward J. Hayes                          Executive Vice President
      Mark Wutt                                Executive Vice President
      Stuart Abrams                            Senior Vice President and
                                                  General Counsel
      Kevin Byrne                              Senior Vice President and
                                                  Treasurer
      Stephen T. Burnthall                     Senior Vice President
      Alvaro Escobar                           Senior Vice President
      Mark D. Godofsky                         Senior Vice President and
                                                  Controller
      James Goodwin                            Senior Vice President
      Jeffrey Green                            Senior Vice President
      David Cerza                              First Vice President
      Donna M. Dazzo                           First Vice President
      Amy Franceschini                         First Vice President
      Peter Mastrantuono                       First Vice President
      Patricia Roy                             Vice President and
                                                  Chief Compliance Officer-
                                                  Broker-Dealer Activities
      Janet Friedman                           Vice President
      Raymond T. Barry                         Vice President
      Michael Brzozowski                       Vice President
      Claire A. Comerford                      Vice President
      Gary Gordon                              Vice President
      Gisela Jackson                           Vice President
      Marya Keating                            Vice President and Counsel
      Frank Massa                              Vice President
      Carolann Matthews                        Vice President
      Jose Montengro                           Vice President
      Edna Russo                               Vice President
      Michael Ryniker                          Vice President
=====================================================================================================================



=====================================================================================================================
                                                   AXA ADVISORS, LLC
=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH       POSITIONS AND
BUSINESS ADDRESS                               AXA ADVISORS LLC                 OFFICES WITH THE TRUST

=====================================================================================================================

         Anthony F. Recine
                                               Chief Compliance Officer-
                                                  Investment Advisor
                                                  Activies
         Francesca Divone                      Secretary
         Frank Acierno                         Assistant Vice President
         Irina Gyula                           Assistant Vice President
         Harvey E. Blitz                       Assistant Vice President
         Ruth Shorter                          Assistant Vice President
         Richard Morin                         Assistant Vice President
         Ruth Shorter                          Assistant Vice President
         Linda J. Galasso                      Assistant Secretary
=====================================================================================================================

=====================================================================================================================
                                                 AXA DISTRIBUTORS, LLC
=====================================================================================================================

                                               POSITIONS AND OFFICES WITH AXA            POSITIONS AND OFFICES WITH
NAME AND PRINCIPAL BUSINESS ADDRESS            DISTRIBUTORS, LLC                         THE TRUST
---------------------------------------------------------------------------------------------------------------------
DIRECTORS

         Philip Meserve                        Director
         James Mullery                         Director
         James Shepherdson                     Director

---------------------------------------------------------------------------------------------------------------------
OFFICERS

         James Shepherdson                     Chairman of the Board, President
                                                  and Chief Executive
                                                  Officer
         Philip Meserve                        Executive Vice President of
                                                  Business Development
         James Mullery                         Executive Vice President and
                                                  Chief Operating Officer
         Michael Brandreit                     Senior Vice President, Managing
                                                  Director and National Sales
                                                  Manager
         John Kennedy                          Senior Vice President, Managing
                                                 Director and National Sales
                                                 Manager
         Michael McCarthy                      Senior Vice President, Managing
                                                 Director and National Sales
                                                 Manager
         Karl Anderson                         Senior Vice President
         Lance Carlson                         Senior Vice President
=====================================================================================================================

=====================================================================================================================
                                                 AXA DISTRIBUTORS, LLC
=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH       POSITIONS AND
BUSINESS ADDRESS                               AXA ADVISORS LLC                 OFFICES WITH THE TRUST

---------------------------------------------------------------------------------------------------------------------
         William Costello                      Senior Vice President
         Rancy Erwin                           Senior Vice President
         Nelida Garcia                         Senior Vice President
         Peter Golden                          Senior Vice President
         Kevin Kennedy                         Senior Vice President
         Diana Kierney                         Senior Vice President
         Kathleen Leckey                       Senior Vice President
         Anthea Parkinson                      Senior Vice President and
                                                  National Accounts
                                                  Director, Financial
                                                  Institutions
         Ted Repass                            Senior Vice President
         Jon Sampson                           Senior Vice President
         Mark Totten                           Senior Vice President
         Mary Toumpas                          Senior Vice President
         Christine Long-Vazquez                Senior Vice President
         James Wallender                       Senior Vice President
         Richard Whitbeck                      Senior Vice President
         Norman J. Abrams                      Vice President and
                                                  General Counsel
         Kurt Auleta                           Vice President
         Raymond T. Barry                      Vice President
         Doreen Bellomo                        Vice President
         Steve Carapella                       Vice President
         Jeffrey Coomes                        Vice President
         Nahulan Ethirveerasinga               Vice President
         Daniel Faller                         Vice President
         Karen Farley                          Vice President
         Linda J. Galasso                      Vice President and Secretary
         Michael Gass                          Vice President
         Page Long                             Vice President
         Patrick O'Shea                        Vice President and
                                                  Chief Financial Officer
         Ronald R. Quist                       Vice President and Treasurer
         Stephen Ratcliffe                     Vice President
         Alice Stout                           Vice President
         William Terry                         Vice President
         Nicholas Volpe                        Vice President
         Sandra Ferantello                     Assistant Vice President
         Elizabeth Hafez                       Assistant Vice President
         Kelly Lavigne                         Assistant Vice President
         Kevin Markowitz                       Assistant Vice President
         Alexandria Novak                      Assistant Vice President
         David O'Leary                         Assistant Vice President
=====================================================================================================================



=====================================================================================================================
                                                 AXA DISTRIBUTORS, LLC
=====================================================================================================================
NAME AND PRINCIPAL                             POSITIONS AND OFFICES WITH       POSITIONS AND
BUSINESS ADDRESS                               AXA ADVISORS LLC                 OFFICES WITH THE TRUST
---------------------------------------------------------------------------------------------------------------------

         Patricia Lane O'Shea                  Assistant Vice President
         Kelly Riddell                         Assistant Vice President
         Catherine Sanders                     Assistant Vice President
         Michael Spina                         Assistant Vice President
         Melissa Tierney                       Assistant Vice President
         John Zales                            Assistant Vice President
         Ellen Zhou                            Assistant Vice President
         Francesca Divone                      Assistant Secretary
=====================================================================================================================


         (c)      Inapplicable.


Item 28.      Location of Accounts and Records
              --------------------------------

         Books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:



(a)      With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(i) and (ii); (3); (6);
         (8); (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

                  JPMorgan Chase Bank
                  4 Chase MetroTech Center
                  Brooklyn, New York 11245

(b)      With respect to Rules 31a-1(a);  31a-1(b)(1),  (4);  (2)(iii) and (iv);
         (4); (5); (6); (8); (9);  (10);  (11) and 31a-1(f),  the required books and records are currently maintained at the offices of the Registrant's Manager or Sub-Administrator:


         AXA Equitable Life Insurance Company                       J.P. Morgan Investors Services Co.
         (formerly, The Equitable Life Assurance                    73 Tremont Street
         Society of the United States)                              Boston MA  02108
         1290 Avenue of the Americas
         New York, NY  10104

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Manager or Sub-advisers:


          AXA Equitable Life Insurance Company                   AXA Rosenberg Investment Management LLC
          (formerly, The Equitable Life Assurance Society of     4 Orinda Way
          the United States                                      Building E
          1290 Avenue of the Americas                            Orinda, CA 94563
          New York, NY 10104



          AllianceBernstein L.P.                                 Provident Investment Counsel, Inc.
          1345 Avenue of the Americas                            300 North LakeAvenue
          New York, NY  10105                                    Pasadena, CA  91101-4106

          RCM Capital Management LLC                             J.P. Morgan Investment Management Inc.
          Four Embarcadero Center                                522 Fifth Avenue
          San Francisco, CA  94111-4189                          New York, NY  10036

          TCW Investment Management Company                      Marsico Capital Management, LLC
          865 South Figueroa Street                              1200 17th Street
          Suite 1800                                             Suite 1600
          Los Angeles, CA  90017                                 Denver, CO  80202

          Janus Capital Management LLC                           Firsthand Capital Management, Inc.
          151 Detroit Street                                     125 South Market
          Denver, CO 80206                                       Suite 1200
                                                                 San Jose, CA 95113

          Thornburg Investment Management, Inc.                  A I M Capital Management, Inc.
          119 East Marcy Street                                  11 Greenway Plaza
          Santa Fe, NM  87501-2046                               Suite 100
                                                                 Houston, TX 77046

          Institutional Capital Corporation                      Wellington Management Company, LLP
          225 West Wacker Dr.                                    75 State Street
          Suite 2400                                             Boston, MA 02109
          Chicago, IL  60606

          MFS Investment Management                              BlackRock Advisors, Inc.
          500 Boylston Street                                    345 Park Avenue
          Boston, MA  02116                                      New York, NY 10154

          Franklin Advisers, Inc.                                Pacific Investment Management Company LLC
          One Franklin Parkway                                   840 Newport Center Drive
          San Mateo, CA  94403                                   Newport Beach, CA 92660

          Legg Mason Capital Management, Inc.                    Post Advisory Group, LLC
          100 Light Street                                       11755 Wilshire Boulevard
          Baltimore, MD  21202                                   Suite 1400
                                                                 Los Angeles, CA 90025


Item 29.          Management Services
                  -------------------

                  Inapplicable.

Item 30.          Undertakings
                  ------------

                  Inapplicable.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant, AXA Premier VIP Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York on the 14th day of April 2006.

                                 AXA PREMIER VIP TRUST

                                 By:      /s/ Steven M. Joenk*
                                          -----------------------------------
                                          Steven M. Joenk
                                          Chairman of the Board, President
                                          and Chief Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the dates indicated.


SIGNATURE                                  TITLE                                   DATE
---------                                  -----                                   ----

/s/ Steven M. Joenk*                       Chairman of the Board,  President       April 14, 2006
------------------------------------       and Chief Executive Officer
Steven M. Joenk


/s/ Gerald C. Crotty*                      Trustee                                 April 14, 2006
------------------------------------
Gerald C. Crotty


/s/ Barry Hamerling*                       Trustee                                 April 14, 2006
------------------------------------
Barry Hamerling


/s/ Cynthia R. Plouche*                    Trustee                                 April 14, 2006
------------------------------------
Cynthia R. Plouche


/s/ Rayman L. Solomon*                     Trustee                                 April 14, 2006
------------------------------------
Rayman L. Solomon

/s/ Kenneth T. Kozlowski*                  Chief Financial Officer                 April 14, 2006
----------------------------------==
  Kenneth T. Kozlowski

*  By:   /s/Patricia Louie
         ---------------------------
         Patricia Louie
         (Attorney-in-Fact)